INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2016	2015

Operating loss carry forward	$16,676	$12,791
Reserves and allowances	4,190	4,688

Deferred tax assets before valuation allowance	20,866	17,479
Valuation allowance	(20,866)	(17,479)

Net deferred tax assets	$-	$-

Comprehensive Income (Loss) [Table Text Block]
Net loss before taxes is comprised as follows:

	December 31,
	2016	2015	2014

Domestic (Israel)	$24,128	$19,003	$31,154
Foreign (U.S.)	402	395	1,697

	$24,530	$19,398	$32,851